FIRST AMERICAN INVESTMENT FUNDS, INC.

                    PROSPECTUS SUPPLEMENT DATED JUNE 16, 2003

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               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES:

         FIRST AMERICAN STOCK FUNDS CLASS A, CLASS B, AND CLASS C SHARES
                       PROSPECTUS DATED JANUARY 31, 2003

                    FIRST AMERICAN STOCK FUNDS CLASS S SHARES
                        PROSPECTUS DATED JANUARY 31, 2003

                    FIRST AMERICAN STOCK FUNDS CLASS Y SHARES
                        PROSPECTUS DATED JANUARY 31, 2003

THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

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Effective July 1, 2003, the following paragraph replaces the second paragraph under the heading "More About The Funds--Credit Risk."

Balanced Fund attempts to minimize credit risk by investing mainly in corporate debt obligations considered at least investment grade at the time of purchase. However, up to 10% of the debt obligations in Balanced Fund's portfolio may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). All of Balanced Fund's debt obligations, especially high-yield securities and securities in lower investment grade reporting categories, have credit risk. In adverse economic or other circumstances, issuers of lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. High-yield securities generally have more volatile prices, carry more risk to principal and may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary market for high-yield securities may be less liquid. When Balanced Fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or S&P.


STOCK-STK
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      NOT FDIC INSURED          NO BANK GUARANTEE          MAY LOSE VALUE
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IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT
YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                 STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               DATED JUNE 16, 2003

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THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
DATED JANUARY 31, 2003. THIS SUPPLEMENT AND THE SAI CONSTITUTE A CURRENT SAI. TO REQUEST A COPY OF THE SAI, PLEASE CALL 800-677-FUND.

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Effective July 1, 2003, the following paragraph replaces the first paragraph under the heading "ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS--Debt Obligations--Rated Less Than Investment Grade" on page 17.

Balanced Fund and Corporate Bond Fund may invest in both investment grade and non-investment grade debt obligations. High Income Bond Fund invests primarily in non-investment grade debt obligations. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "high-yield" securities or "junk bonds." Balanced Fund and Corporate Bond Fund may invest in non-investment grade debt obligations rated at least B by Standard & Poor's or Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or in unrated securities determined to be of comparable quality by the Advisor. There are no minimum rating requirements for High Income Bond Fund (which means that the Fund may invest in bonds in default).


SAI STOCK-STK
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      NOT FDIC INSURED          NO BANK GUARANTEE          MAY LOSE VALUE
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IF YOU HAVE ANY QUESTIONS REGARDING THIS SAI SUPPLEMENT, PLEASE CONTACT YOUR
INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.